Investment in Films and Television Programs - Schedule of Impairments by Segment (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Motion Picture			$ 34.6	$ 6.2	$ 1.2
Television Production			8.4	4.6	34.9
Impairments Not Included In Segment Operating Results			12.8	0.0	0.0
Impairment Cost			$ 55.8	$ 10.8	$ 36.1
Film, Monetized on Its Own, and Film Group, Impairment, Statement of Income [Extensible Enumeration]	Total direct operating expense on consolidated statements of operations, Restructuring and other	Total direct operating expense on consolidated statements of operations, Restructuring and other
Reportable Segments | Motion Picture
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs	$ 0.3	$ 0.2